FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Exposure to Interest Rate Risk (Details) - Interest Rate Risk [Member] - PEN (S/) S/ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		S/ 241,169,869	S/ 223,518,730
Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		48,688,373	35,341,595
Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		49,110,515	47,232,867
Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		137,737,296	136,698,135
Financial Assets Designated at Fair Value Through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		932,734	810,932
Reinsurance Contract Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		841,170	872,046
Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	3,859,781	2,563,155
Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		253,241,380	235,859,810
Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		161,842,066	147,704,994
Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		19,815,095	22,447,108
Insurance Contract Liability [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		13,422,285	12,318,133
Financial Liabilities at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		151,485	641,915
Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		17,268,443	14,594,785
Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[2]	5,764,772	5,045,810
Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		34,977,234	33,107,065
Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		23,322	(2,273,696)
Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		2,531,279	749,323
Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		2,507,957	3,023,019
Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(12,048,189)	(14,614,776)
Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Non-interest Bearing [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		9,546,028	11,076,119
Non-interest Bearing [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		6,064,604	7,734,585
Non-interest Bearing [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		147,264	336,078
Non-interest Bearing [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(1,273,828)	(186,611)
Non-interest Bearing [Member] | Financial Assets Designated at Fair Value Through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		932,734	810,932
Non-interest Bearing [Member] | Reinsurance Contract Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Non-interest Bearing [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	3,675,254	2,381,135
Non-interest Bearing [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		44,420,380	43,047,782
Non-interest Bearing [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		452,624	1,379,377
Non-interest Bearing [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		315,370	372,523
Non-interest Bearing [Member] | Insurance Contract Liability [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		3,106,633	2,841,625
Non-interest Bearing [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		151,485	641,915
Non-interest Bearing [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		196,425	159,195
Non-interest Bearing [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[2]	5,220,609	4,546,082
Non-interest Bearing [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		34,977,234	33,107,065
Non-interest Bearing [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Non-interest Bearing [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Non-interest Bearing [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Non-interest Bearing [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(34,874,352)	(31,971,663)
Non-interest Bearing [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(12,048,189)	(14,614,776)
Up to 1 Month [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		57,097,393	35,898,357
Up to 1 Month [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		35,573,543	13,900,784
Up to 1 Month [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,548,776	1,331,553
Up to 1 Month [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		19,023,450	19,650,760
Up to 1 Month [Member] | Financial Assets Designated at Fair Value Through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Up to 1 Month [Member] | Reinsurance Contract Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		841,170	872,046
Up to 1 Month [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	110,454	143,214
Up to 1 Month [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		37,814,355	47,424,048
Up to 1 Month [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		30,965,685	40,740,255
Up to 1 Month [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		3,371,128	5,987,961
Up to 1 Month [Member] | Insurance Contract Liability [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		121,965	116,515
Up to 1 Month [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Up to 1 Month [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		2,913,005	81,635
Up to 1 Month [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[2]	442,572	497,682
Up to 1 Month [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Up to 1 Month [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(516,100)	(557,166)
Up to 1 Month [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		865,949	72,943
Up to 1 Month [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,382,049	630,109
Up to 1 Month [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		18,766,938	(12,082,857)
Up to 1 Month [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		18,766,938	(12,082,857)
1 to 3 Months [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		22,027,225	23,179,881
1 to 3 Months [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,085,329	1,707,822
1 to 3 Months [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		3,604,634	4,489,604
1 to 3 Months [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		17,337,262	16,975,402
1 to 3 Months [Member] | Financial Assets Designated at Fair Value Through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 3 Months [Member] | Reinsurance Contract Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 3 Months [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	0	7,053
1 to 3 Months [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		29,441,182	23,412,071
1 to 3 Months [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		20,248,915	16,793,946
1 to 3 Months [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		6,893,979	6,344,769
1 to 3 Months [Member] | Insurance Contract Liability [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		189,997	178,525
1 to 3 Months [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 3 Months [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		2,108,291	94,831
1 to 3 Months [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[2]	0	0
1 to 3 Months [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 3 Months [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		395,220	(401,730)
1 to 3 Months [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		508,140	0
1 to 3 Months [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		112,920	401,730
1 to 3 Months [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(7,018,737)	(633,920)
1 to 3 Months [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		11,748,201	(12,716,777)
3 to 12 Months [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		52,136,235	51,432,126
3 to 12 Months [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,609,783	3,050,481
3 to 12 Months [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		10,192,970	9,475,564
3 to 12 Months [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		40,333,482	38,874,328
3 to 12 Months [Member] | Financial Assets Designated at Fair Value Through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
3 to 12 Months [Member] | Reinsurance Contract Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
3 to 12 Months [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	0	31,753
3 to 12 Months [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		44,556,993	32,449,718
3 to 12 Months [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		35,585,502	22,762,047
3 to 12 Months [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		4,410,854	3,477,433
3 to 12 Months [Member] | Insurance Contract Liability [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		582,662	496,768
3 to 12 Months [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
3 to 12 Months [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		3,977,975	5,711,424
3 to 12 Months [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[2]	0	2,046
3 to 12 Months [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
3 to 12 Months [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		238,302	621,531
3 to 12 Months [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		592,591	676,380
3 to 12 Months [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		354,289	54,849
3 to 12 Months [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		7,817,544	19,603,939
3 to 12 Months [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		19,565,745	6,887,162
1 to 5 Years [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		60,780,723	68,465,212
1 to 5 Years [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		2,012,826	8,674,709
1 to 5 Years [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		12,690,421	12,827,007
1 to 5 Years [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		46,077,476	46,963,496
1 to 5 Years [Member] | Financial Assets Designated at Fair Value Through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 5 Years [Member] | Reinsurance Contract Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 5 Years [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	0	0
1 to 5 Years [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		56,896,957	70,655,639
1 to 5 Years [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		47,713,442	57,611,088
1 to 5 Years [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,749,262	3,238,356
1 to 5 Years [Member] | Insurance Contract Liability [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		2,149,411	1,862,006
1 to 5 Years [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 5 Years [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		5,284,838	7,944,189
1 to 5 Years [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[2]	4	0
1 to 5 Years [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 5 Years [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(94,100)	(1,936,331)
1 to 5 Years [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		564,599	0
1 to 5 Years [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		658,699	1,936,331
1 to 5 Years [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		3,789,666	(4,126,758)
1 to 5 Years [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		23,355,411	2,760,404
More than 5 Years [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		39,582,265	33,467,035
More than 5 Years [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		2,342,288	273,214
More than 5 Years [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		20,926,450	18,773,061
More than 5 Years [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		16,239,454	14,420,760
More than 5 Years [Member] | Financial Assets Designated at Fair Value Through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Reinsurance Contract Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	74,073	0
More than 5 Years [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		40,111,513	18,870,552
More than 5 Years [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		26,875,898	8,418,281
More than 5 Years [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		3,074,502	3,026,066
More than 5 Years [Member] | Insurance Contract Liability [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		7,271,617	6,822,694
More than 5 Years [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		2,787,909	603,511
More than 5 Years [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[2]	101,587	0
More than 5 Years [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(529,248)	14,596,483
More than 5 Years [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		S/ 22,826,163	S/ 17,356,887

[1]	Made up of financial assets and bank acceptances without considering accounts receivable for trading derivatives.
[2]	Made up of financial liabilities and bank acceptances without considering accounts payable for trading derivatives.